CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Operating lease right-of-use assets amortization expense	$ 0.9	$ 0.9	$ 0.9